Schedule of Calculation of Gain of CT Business Divestiture (Detail) - Discontinued Operations, Disposed of by Sale [Member] - Cardiothoracic [Member] - USD ($) $ in Thousands		3 Months Ended
	Aug. 03, 2017	Sep. 30, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from cardiothoracic closure business divestiture	$ 51,000	$ (3,000)
Inventories - net	(2,893)
Property, plant and equipment - net	(1,299)
Goodwill	(8,645)
Other intangible assets - net	(280)
Cardiothoracic closure business divestiture expenses	(3,793)
Gain on cardiothoracic closure business divestiture	$ 34,090